Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000130431 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Real Return Fund
Class Name	Class Y
Trading Symbol	DRRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$88	0.83%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 88	[1]
Expense Ratio, Percent	0.83%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class Y shares returned 11.84%.
  In comparison, the USD 30-Day Compounded SOFR returned 4.43% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid a risk-on environment, supported by positive economic growth, policy stimulus, monetary loosening and constructive trade negotiations.
  Equity exposure contributed most to the Fund’s relative performance, followed by precious metals, emerging-markets bonds denominated in local currency and sovereign bonds.
  Top-performing equity areas included media, aerospace and semiconductors. Tactical long positions in European and Japanese banks also performed well, as did emerging-markets bonds from Brazil, Mexico and South Africa.
  Alternative exposures detracted from relative returns, particularly diversifying risk-premia strategies that were short volatility.
  Premiums and convexity from the Fund’s hedges against equity-market and bond-market corrections further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Y shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index) and USD 30-Day Compounded SOFR on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class Y	11.84%	5.37%	4.78%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)	5.30%	0.52%	2.37%
MSCI World Index (broad-based index)	22.02%	15.58%	11.79%
USD 30-Day Compounded SOFR*	4.43%	3.00%	2.13%
*
The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018. For periods prior to that date, performance reflects that of the USD 1-Month LIBOR through November 1, 2021 (when the fund's performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 867,000,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 6,802,627
Investment Company Portfolio Turnover	119.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$867	169	$6,802,627	119.04%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Total Net Exposure) * Amount represents less than .1%.
C000088315 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Real Return Fund
Class Name	Class I
Trading Symbol	DRRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$95	0.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 95	[2]
Expense Ratio, Percent	0.90%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 11.76%.
  In comparison, the USD 30-Day Compounded SOFR returned 4.43% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid a risk-on environment, supported by positive economic growth, policy stimulus, monetary loosening and constructive trade negotiations.
  Equity exposure contributed most to the Fund’s relative performance, followed by precious metals, emerging-markets bonds denominated in local currency and sovereign bonds.
  Top-performing equity areas included media, aerospace and semiconductors. Tactical long positions in European and Japanese banks also performed well, as did emerging-markets bonds from Brazil, Mexico and South Africa.
  Alternative exposures detracted from relative returns, particularly diversifying risk-premia strategies that were short volatility.
  Premiums and convexity from the Fund’s hedges against equity-market and bond-market corrections further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index) and USD 30-Day Compounded SOFR on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	11.76%	5.27%	4.70%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)	5.30%	0.52%	2.37%
MSCI World Index (broad-based index)	22.02%	15.58%	11.79%
USD 30-Day Compounded SOFR*	4.43%	3.00%	2.13%
*
The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018. For periods prior to that date, performance reflects that of the USD 1-Month LIBOR through November 1, 2021 (when the fund's performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 867,000,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 6,802,627
Investment Company Portfolio Turnover	119.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$867	169	$6,802,627	119.04%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Total Net Exposure) * Amount represents less than .1%.
C000088314 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Real Return Fund
Class Name	Class C
Trading Symbol	DRRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$200	1.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 200	[3]
Expense Ratio, Percent	1.90%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class C shares returned 10.63%.
  In comparison, the USD 30-Day Compounded SOFR returned 4.43% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid a risk-on environment, supported by positive economic growth, policy stimulus, monetary loosening and constructive trade negotiations.
  Equity exposure contributed most to the Fund’s relative performance, followed by precious metals, emerging-markets bonds denominated in local currency and sovereign bonds.
  Top-performing equity areas included media, aerospace and semiconductors. Tactical long positions in European and Japanese banks also performed well, as did emerging-markets bonds from Brazil, Mexico and South Africa.
  Alternative exposures detracted from relative returns, particularly diversifying risk-premia strategies that were short volatility.
  Premiums and convexity from the Fund’s hedges against equity-market and bond-market corrections further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index) and USD 30-Day Compounded SOFR on 10/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	9.63%	**	4.23%	3.65%
without Deferred Sales Charge	10.63%		4.23%	3.65%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)	5.30%		0.52%	2.37%
MSCI World Index (broad-based index)	22.02%		15.58%	11.79%
USD 30-Day Compounded SOFR*	4.43%		3.00%	2.13%
*
The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018. For periods prior to that date, performance reflects that of the USD 1-Month LIBOR through November 1, 2021 (when the fund's performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 867,000,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 6,802,627
Investment Company Portfolio Turnover	119.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$867	169	$6,802,627	119.04%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Total Net Exposure) * Amount represents less than .1%.
C000088313 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Real Return Fund
Class Name	Class A
Trading Symbol	DRRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Real Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$122	1.15%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 122	[4]
Expense Ratio, Percent	1.15%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class A shares returned 11.51%.
  In comparison, the USD 30-Day Compounded SOFR returned 4.43% for the same period.
What affected the Fund’s performance?
  Global equities advanced amid a risk-on environment, supported by positive economic growth, policy stimulus, monetary loosening and constructive trade negotiations.
  Equity exposure contributed most to the Fund’s relative performance, followed by precious metals, emerging-markets bonds denominated in local currency and sovereign bonds.
  Top-performing equity areas included media, aerospace and semiconductors. Tactical long positions in European and Japanese banks also performed well, as did emerging-markets bonds from Brazil, Mexico and South Africa.
  Alternative exposures detracted from relative returns, particularly diversifying risk-premia strategies that were short volatility.
  Premiums and convexity from the Fund’s hedges against equity-market and bond-market corrections further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg Global Aggregate Index (Hedged) (a broad-based index), MSCI World Index (a broad-based index) and USD 30-Day Compounded SOFR on 10/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	5.09%	3.80%	3.83%
without Sales Charge	11.51%	5.03%	4.45%
Bloomberg Global Aggregate Index (Hedged) (broad-based index)	5.30%	0.52%	2.37%
MSCI World Index (broad-based index)	22.02%	15.58%	11.79%
USD 30-Day Compounded SOFR*	4.43%	3.00%	2.13%
*
The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018. For periods prior to that date, performance reflects that of the USD 1-Month LIBOR through November 1, 2021 (when the fund's performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 867,000,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 6,802,627
Investment Company Portfolio Turnover	119.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$867	169	$6,802,627	119.04%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/25 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Total Net Exposure) * Amount represents less than .1%.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.